UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/10

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus

Money Market

Instruments, Inc.

ANNUAL REPORT December 31, 2010

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
24	Report of Independent Registered
Public Accounting Firm
25	Important Tax Information
26	Proxy Results
27	Board Members Information
29	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Money Market
Instruments, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Money Market Instruments, covering the 12-month period from January 1, 2010, through December 31, 2010.

Although 2010 proved to be a volatile year for many longer-term assets, such as stocks and bonds, the reporting period ended with many asset categories producing respectable, positive returns. Investors’ early concerns regarding sovereign debt issues in Europe and stubbornly high unemployment in the United States later gave way to optimism that massive economic stimulus programs, robust growth in the world’s emerging markets, a strong holiday retail season and rising corporate earnings signaled better economic times ahead.

Although U.S. GDP growth was positive throughout the reporting period, the economic recovery has been milder than historical averages. Therefore, we are guardedly optimistic regarding the U.S. economy’s prospects in 2011, and many experts believe inflationary pressures and short-term interest rates should remain low over the near term, potentially preventing any significant rise in money market yields.What does this mean for your investment portfolio? We suggest talking to your financial advisor, who can help you review your allocations and your current liquid asset needs, and identify potential opportunities suitable for your individual needs and risk tolerance in today’s market environment.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 18, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through December 31, 2010, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2010, Dreyfus Money Market Instruments’ Money Market Series produced a yield of 0.16%, and its Government Securities Series produced a yield of 0.09%.Taking into account the effects of compounding, the fund’s Money Market Series and Government Securities Series also produced effective yields of 0.16% and 0.09%, respectively.1

The Fund’s Investment Approach

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks, or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The Government Securities Series invests in short-term securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, and repurchase agreements, including tri-party repurchase agreements.The securities in which the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Recovery Strengthened but Fed Remained on Hold

The year 2010 began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained unchanged since December 2008 in a range between 0% and 0.25%. While the economy expanded in the first quarter of 2010 at a relatively mild 3.7% annualized rate, it was encouraging news nonetheless for investors eager to see an end to recession. In fact, job creation began to improve during the first quarter after many months of losses.

Investors were further cheered in May, when 431,000 additional new jobs were created, although many were temporary workers for the 2010 Census. However, the economic outlook soon deteriorated when a resurgent sovereign debt crisis in Europe rattled investors. U.S. industrial production moderated in June, and U.S. GDP declined to an annualized 1.7% rate during the second quarter.

In July, the manufacturing and service sectors of the U.S. economy continued to expand even as total nonfarm payroll employment fell by 131,000 jobs. Sales of new homes fell to a 47-year low in August, while purchases of existing homes plummeted to a 15-year low.The unemployment rate rose to 9.6% during August. Economic data released in September appeared to confirm that the economic recovery, while intact, remained tenuous. U.S. GDP grew at a 2.6% annualized rate in the third quarter of 2010.

In response to the sluggish rebound, the Federal Reserve Board (the “Fed”) indicated in September that it would embark on a second round of quantitative easing of monetary policy. This move was designed to fight deflationary forces and encourage lending by injecting more cash into the financial system. Indeed, October brought better economic news. The private sector added 159,000 jobs, with much of the gain coming from the services sector. However, issues regarding the banking industry’s foreclosure process further clouded an already murky outlook for home values.

Economic data remained encouraging in November, except for one critical measure: the economy created only 93,000 jobs during the month. December brought better employment data, as new unemployment claims moderated and the unemployment rate eased to 9.4%.The manufacturing sector expanded for the 17th consecutive month, and the holiday season proved to be a relatively healthy one for retailers, bolstering the services sector.

Quality and Liquidity Are Paramount

The low federal funds rate kept money market yields near zero percent, and with narrow yield differences along the market’s maturity spectrum. It continued to make little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail.Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

The economic recovery appears to be gathering momentum, and we are hopeful that money market yields will respond to a more constructive market environment in 2011. In the meantime, as we have for some time, we intend to maintain the fund’s focus on credit quality and liquidity.

January 18, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Money Market
Series and Government Securities Series reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Instruments, Inc. from July 1, 2010 to December 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2010

	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$.81	$.81
Ending value (after expenses)	$1,001.00	$1,000.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended December 31, 2010

	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$.82	$.82
Ending value (after expenses)	$1,024.40	$1,024.40

† Expenses are equal to the fund’s annualized expense ratio of .16% for Money Market Series and .16% for
Government Securities Series, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

MONEY MARKET SERIES
December 31, 2010

	Principal
Negotiable Bank Certificates of Deposit—28.9%	Amount ($)		Value ($)
Banco Bilbao Vizcaya Argentaria (London)
0.47%, 2/18/11	35,000,000	[a]	35,000,233
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.22%, 1/6/11	60,000,000		60,000,000
Barclays Bank (Yankee)
0.70%, 1/18/11	60,000,000		60,000,000
Credit Agricole CIB (Yankee)
0.31%, 1/12/11	50,000,000		50,000,000
Deutsche Bank AG
0.44%, 1/3/11	25,000,000	[b]	25,000,000
ING Bank (London)
0.28%, 2/3/11	30,000,000		30,000,000
Mizuho Corporate Bank (Yankee)
0.28%, 2/4/11	40,000,000		40,000,000
Natixis (Yankee)
0.36%, 1/5/11	25,000,000		25,000,000
Societe Generale (Yankee)
0.41%, 4/18/11	60,000,000		60,000,000
Total Negotiable Bank Certificates of Deposit
(cost $385,000,233)			385,000,233

Commercial Paper—20.0%
Bank of New Zealand
0.40%, 3/30/11	50,000,000		49,951,111
Commonwealth Bank of Australia
0.28%, 3/23/11	40,000,000	[a]	39,974,800
General Electric Capital Corp.
0.25%, 3/17/11	50,000,000		49,973,958
JPMorgan Chase & Co.
0.35%, 2/1/11	65,000,000	[a]	64,980,410
Nordea North America Inc.
0.18%, 1/5/11	60,000,000		59,998,800
Total Commercial Paper
(cost $264,879,079)			264,879,079

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Asset-Backed Commercial Paper—13.2%	Amount ($)		Value ($)
CAFCO
0.40%, 3/4/11	40,000,000	[a]	39,972,444
Cancara Asset Securitization
0.30%, 2/22/11	30,000,000	[a]	29,987,000
CHARTA
0.55%, 2/3/11	10,000,000	[a]	9,994,958
Clipper Receivables Co., LLC
0.30%, 1/25/11	45,000,000	[a]	44,991,000
Windmill Funding Corp.
0.27%, 2/16/11	50,000,000	[a]	49,982,750
Total Asset-Backed Commercial Paper
(cost $174,928,152)			174,928,152

Time Deposit—2.3%
Wells Fargo Bank, NA (Grand Cayman)
0.03%, 1/3/11
(cost $30,000,000)	30,000,000		30,000,000

U.S. Government Agencies—16.3%
Federal Home Loan Bank
0.001%, 1/3/2011	26,000,000		25,999,999
Federal National Mortgage Association
0.29%-0.41%, 1/3/11-1/21/11	190,000,000	[b,c]	189,982,916
Total U.S. Government Agencies
(cost $215,982,915)			215,982,915

Repurchase Agreements—19.2%
Credit Agricole Securities (USA) Inc.
0.20%, dated 12/31/10, due 1/3/11 in the amount of
$100,001,667 (fully collateralized by $101,506,900
U.S. Treasury Notes, 0.75%, due 5/31/12,
value $102,000,095)	100,000,000		100,000,000
Credit Suisse Securities LLC
0.15%, dated 12/31/10, due 1/3/11 in the amount of
$100,001,250 (fully collateralized by $171,872,000
U.S. Treasury Strips, due 8/15/15-2/15/37,
value $102,001,019)	100,000,000		100,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
TD Securities (USA) LLC
0.22%, dated 12/31/10, due 1/3/11 in the amount of
$55,001,008 (fully collateralized by $45,792,100 U.S.
Treasury Inflation Protected Securities, 1.88%,
due 7/15/15, value $56,100,109)	55,000,000	55,000,000
Total Repurchase Agreements
(cost $255,000,000)		255,000,000

Total Investments (cost $1,325,790,379)	99.9%	1,325,790,379
Cash and Receivables (Net)	.1%	1,024,174
Net Assets	100.0%	1,326,814,553

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2010, these securities amounted to $314,883,595 or 23.7% of net assets.
b Variable rate security—interest rate subject to periodic change.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	47.4	Finance	3.8
Repurchase Agreements	19.2	Asset-Backed/Banking	3.4
U.S. Government Agencies	16.3
Asset-Backed/Multi-Seller Programs	9.8		99.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF INVESTMENTS

GOVERNMENT SECURITIES SERIES
December 31, 2010

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—83.6%	Purchase (%)	Amount ($)		Value ($)
Federal Home Loan Bank:
1/19/11	0.09	200,000,000		199,991,000
1/26/11	0.06	65,000,000		64,997,517
Federal Home Loan Mortgage Corp.:
2/15/11	0.25	25,500,000	[a]	25,492,031
6/6/11	0.20	40,000,000	[a]	39,965,333
7/12/11	0.21	25,000,000	[a]	24,972,000
Federal National Mortgage Association:
1/3/11	0.41	50,000,000	[a,b]	49,980,635
1/21/11	0.29	150,000,000 [a,b] 149,998,408
2/2/11	0.20	20,000,000	[a]	19,996,445
Total U.S. Government Agencies
(cost $575,393,369)				575,393,369

U.S. Treasury Notes—5.9%
8/1/11	0.27	25,000,000		25,103,516
11/15/11	0.30	15,000,000		15,189,223
Total U.S. Treasury Notes
(cost $40,292,739)				40,292,739

Repurchase Agreements—10.5%
Deutsche Bank Securities Inc.
dated 12/31/10, due 1/3/11 in the amount of
$40,000,600 (fully collateralized by$40,609,585
Government National Mortgage Association, 4%,
due 10/20/40, value $40,800,001)	0.18	40,000,000		40,000,000

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
Goldman, Sachs & Co.
dated 12/31/10, due 1/3/11 in the amount
of $32,000,187 (fully collateralized by
$33,100,000 U.S. Treasury Notes, 0.50%,
due 11/15/13, value $32,640,087)	0.07	32,000,000	32,000,000
Total Repurchase Agreements
(cost $72,000,000)			72,000,000

Total Investments (cost $687,686,108)		100.0%	687,686,108

Liabilities, Less Cash and Receivables		(.0%)	(218,719)

Net Assets		100.0%	687,467,389

a The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government Agencies	83.6	U.S. Treasury Notes	5.9
Repurchase Agreements	10.5		100.0
† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

	Money	Government
	Market	Securities
	Series	Series
Assets ($):
Investments in securities, at value—See Statement of Investments
(including repurchase agreements of $255,000,000
for the Money Market Series and $72,000,000
for the Government Securities Series)—Note 2(b)†	1,325,790,379	687,686,108
Cash	568,616	261,657
Interest receivable	588,823	235,014
Prepaid expenses	302,012	138,222
	1,327,249,830	688,321,001
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	130,732	80,274
Payable for shares of Common Stock redeemed	201,467	703,958
Accrued expenses	103,078	69,380
	435,277	853,612
Net Assets ($)	1,326,814,553	687,467,389
Composition of Net Assets ($):
Paid-in capital	1,326,813,512	687,457,538
Accumulated net realized gain (loss) on investments	1,041	9,851
Net Assets ($)	1,326,814,553	687,467,389

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series
Net Assets ($)	1,326,814,553	687,467,389
Shares Outstanding	1,326,797,011	687,457,538
Net Asset Value Per Share ($)	1.00	1.00
† Investments at cost ($)	1,325,790,379	687,686,108

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

	Money	Government
	Market	Securities
	Series	Series
Investment Income ($):
Interest Income	4,433,100	1,723,583
Expenses—Note 2(c):
Management fee—Note 3(a)	6,878,030	3,499,029
Prospectus and shareholders’ reports	375,404	104,127
Registration fees	143,230	145,686
Custodian fees—Note 3(b)	137,945	105,969
Directors’ fees and expenses—Note 3(c)	89,749	46,900
Shareholder servicing costs—Note 3(b)	63,291	160,453
Professional fees	59,805	44,760
Miscellaneous	31,349	18,379
Total Expenses	7,778,803	4,125,303
Less—reduction in management fee due to
undertakings—Note 3(a)	(5,577,683)	(3,021,436)
Less—reduction in expenses due to
undertakings—Note 3(a)	—	(2,276)
Less—reduction in fees due to
earnings credits—Note 3(b)	(7,628)	(2,786)
Net Expenses	2,193,492	1,098,805
Investment Income—Net	2,239,608	624,778
Net Realized Gain (Loss) on Investments—Note 2(b) ($)	1,041	9,851
Net Increase in Net Assets Resulting from Operations	2,240,649	634,629

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series
	Year Ended December 31,		Year Ended December 31,
	2010	2009	2010	2009
Operations ($):
Investment income—net	2,239,608	5,089,259	624,778	1,676,744
Net realized gain (loss)
on investments	1,041	—	9,851	1,098
Net Increase (Decrease) in
Net Assets Resulting
from Operations	2,240,649	5,089,259	634,629	1,677,842
Dividends to
Shareholders from ($):
Investment income—net	(2,239,608)	(5,089,259)	(625,876)	(1,676,744)
Capital Stock Transactions
($1.00 per share):
Net proceeds from
shares sold	977,107,521	767,661,910	666,481,020	605,738,149
Dividends reinvested	42,938	217,684	87,817	241,747
Cost of shares redeemed	(1,051,338,883)	(1,319,321,732)	(646,446,797)	(670,855,111)
Increase (Decrease) in
Net Assets from
Capital Stock
Transactions	(74,188,424)	(551,442,138)	20,122,040	(64,875,215)
Total Increase
(Decrease)
in Net Assets	(74,187,383)	(551,442,138)	20,130,793	(64,874,117)
Net Assets ($):
Beginning of Period	1,401,001,936	1,952,444,074	667,336,596	732,210,713
End of Period	1,326,814,553	1,401,001,936	687,467,389	667,336,596

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Money Market Series

The following tables describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.003	.026	.047	.045
Distributions:
Dividends from investment
income—net	(.002)	(.003)	(.026)	(.047)	(.045)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.16	.27	2.65	4.85	4.61
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.57	.59	.68	.67	.74
Ratio of net expenses
to average net assets	.16	.50	.56	.55	.55
Ratio of net investment income
to average net assets	.16	.30	2.59	4.71	4.57
Net Assets, end of period
($ x 1,000)	1,326,815	1,401,002	1,952,444	1,584,222	610,172

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

Government Securities Series

		Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.013	.044	.043
Distributions:
Dividends from investment
income—net	(.001)	(.002)	(.013)	(.044)	(.043)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.09	.23	1.32	4.47	4.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59	.61	.67	.72	.74
Ratio of net expenses
to average net assets	.16	.17	.50	.57	.58
Ratio of net investment income
to average net assets	.09	.23	1.08	4.36	4.35
Net Assets, end of period
($ x 1,000)	687,467	667,337	732,211	373,081	267,556

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two series: the Money Market Series and the Government Securities Series.The fund accounts separately for the assets, liabilities and operations of each series.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Money Market Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,325,790,379
Level 3—Significant Unobservable Inputs	—
Total	1,325,790,379
† See Statement of Investments for additional detailed categorizations.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Government Securities Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	687,686,108
Level 3—Significant Unobservable Inputs	—
Total	687,686,108

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities trans-

actions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains of either series can be offset by capital loss carryovers of that series, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a separate entity for purposes of determining such qualification.

As of and during the period ended December 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund rec-

ognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2010, the components of accumulated earnings on a tax basis for each series were substantially the same as for financial reporting purposes.

The tax character of distributions for the Money Market Series and the Government Securities Series paid to shareholders during the fiscal periods ended December 31, 2010 and December 31, 2009 were all ordinary income.

During the period ended December 31, 2010, for the Government Securities Series, as a result of permanent book to tax differences primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $1,098 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At December 31, 2010, the cost of investments for federal income tax purposes for each series was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50% of the value of the average daily net assets of each series and is payable monthly.The Manager had undertaken from January 1, 2010 through December 31, 2010, to reduce the management fee paid by each series, if the series’ aggregate annual expenses exceed an annual rate of .16% for the Money Market Series and .16% for the Government Securities Series of the value of each series’ average daily net assets.The

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

reduction in management fee for the Money Market Series pursuant to the undertaking, amounted to $5,577,683 during the period ended December 31, 2010. The reduction in management fee for the Government Securities Series pursuant to the undertaking, amounted to $3,021,436 during the period ended December 31, 2010.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertakings amounted to $2,276 for the Government Securities Series during the period ended December 31, 2010.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the series and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2010, the Money Market Series and the Government Securities Series were charged $25,083 and $84,931, respectively, pursuant to the Shareholder Services Plan.

Each series compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each series. During the period ended December 31, 2010, the Money Market Series and the Government Securities Series were charged $24,245 and $49,463, respectively, pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Each series compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to each series’ subscriptions and redemptions. During the period ended December 31, 2010, the Money Market Series and the Government Securities Series were charged $2,498 and $5,076, respectively, pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $151 and $307, respectively.

Each series also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for each series. During the period ended December 31, 2010, the Money Market Series and the Government Securities Series were charged $137,945 and $105,969, respectively, pursuant to the custody agreement. These fees were partially offset by earnings credits of $7,477 and $2,479, respectively.

During the period ended December 31, 2010, each series was charged $6,243 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $553,683, shareholder services plan fees $5,000, custodian fees $48,768, chief compliance officer fees $1,728 and transfer agency per account fees $3,760, which are offset against an expense reimbursement currently in effect in the amount of $482,207.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $282,256, custodian fees $35,702, chief compliance officer fees $1,728 and transfer agency per account fees $9,690, which are offset against an expense reimbursement currently in effect in the amount of $249,102.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Money Market Instruments, Inc.

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Money Market Instruments, Inc. (comprising, respectively, the Money Market Series and the Government Securities Series) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Dreyfus Money Market Instruments, Inc. at December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 28, 2011

Dreyfus Money Market Instruments, Inc.

IMPORTANT TAX INFORMATION (Unaudited)

Money Market Series

For federal tax purposes, the fund hereby designates 93.24% of the ordinary income dividends paid during the fiscal year ended December 31, 2010 as qualifying “interest related dividends”.

Government Securities Series

For federal tax purposes, the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2010 as qualifying “interest related dividends”.

The Fund 25

PROXY RESULTS (Unaudited)

Dreyfus Money Market Instruments, Inc.—Money Market Series held a special meeting of shareholders on April 19, 2010.The proposals considered at the meeting and the results are as follows:

		Shares
	For	Against	Abstain
1. To approve amending the fund’s
policy regarding borrowing	651,895,893	27,903,792	15,371,749
2. To approve amending the fund’s
policy regarding lending	650,285,101	29,110,041	15,776,292
3. To approve investment in additional
money market instruments	655,092,365	24,694,634	15,384,435
4. To approve investment in other
investment companies	648,960,890	29,603,910	16,606,634

The Fund 27

The Fund 29

OFFICERS OF THE FUND (Unaudited) *(continued)*

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

The Fund 31

NOTES

For More Information

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $60,753 in 2009 and $62,753 in 2010.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,552 in 2009 and $10,764 in 2010.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $7,278 in 2009 and $6,363 in 2010.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $803 in 2009 and $661 in 2010.  [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $24,975,296 in 2009 and $39,552,052 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	February 23, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)